Financing transactions of certain subsidiaries - Accounting for the financing transaction of Kargobot (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Sep. 28, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Equity method investments, net		¥ 4,595,858	$ 647,313		¥ 4,153,932
Guangzhou Kargobot Technology Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Ordinary shares investment as well as other debt investment		786,934
Total carrying amount				¥ 25,728
Registered share capital	¥ 303
Consideration for shares issued	¥ 295,000
Gain recorded upon the completion of deconsolidation		761,206
Equity method investments, net		¥ 528,709